Share-Based Compensation Plans - Time-based Vesting Option Activity Additional Information (Details) - Time Based Vesting Option - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding balance (in shares)	688,300
Granted (shares)	0
Forfeited or expired (shares)	(31,100)
Exercised (shares)	(535,700)
Outstanding balance (in shares)	121,500	688,300
Exercisable (in shares)	121,500	700,000	700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding balance (in dollars per share)	$ 26.01
Granted (in dollars per share)	0.00
Forfeited of expired (in dollars per share)	30.81
Exercised (in dollars per share)	25.10
Outstanding balance (in dollars per share)	28.80	$ 26.01
Exercisable (in dollars per share)	$ 28.80	$ 26.01	$ 26.44
Outstanding, Weighted- Average Remaining Contractual Term (in years)	10 months 24 days
Exercisable, Weighted- Average Remaining Contractual Term (in years)	10 months 24 days
Outstanding, Aggregate Intrinsic Value (in millions)	$ 1.5
Exercisable, Aggregate Intrinsic Value (in millions)	$ 1.5
Market price (in dollars per share)	$ 41.25